Operating Leases - Components of lease expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease cost:
Amortization of right-of-use assets	$ 4,100	$ 4,766	$ 6,981
Interest of lease liabilities	354	692	749
Expenses for short-term lease within 12 months	76	1,168	501
Total lease cost	$ 4,530	$ 6,626	$ 8,231